SEI INSTITUTIONAL INVESTMENTS TRUST

Small Cap Fund

Supplement dated December 19, 2011
to the Class A Shares Prospectus dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Small Cap Fund.

Change in Sub-Advisers for the Small Cap Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Small Cap Fund, the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
TW Asset Management LLC	Kenneth A. Korngiebel	Since 2011	Chief Investment Officer and Lead Portfolio Manager of TW Asset Management LLC's Growth Portfolios

In addition, under the heading "Small Cap Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the following text is hereby added in the appropriate alphabetical order thereof:

TW Asset Management LLC: TW Asset Management LLC ("TW"), located at One Montgomery Street, Suite 3700, San Francisco, California 94104, serves as a Sub-Adviser to the Small Cap Fund. Kenneth A. Korngiebel, Chief Investment Officer and Lead Portfolio Manager of the TW growth portfolios, manages the portion of the Small Cap Fund's assets allocated to TW. Mr. Korngiebel founded TW in October 2006 as an indirect subsidiary of Thomas Weisel Partners Group, Inc. Prior to joining TW, he served as a Managing Director at Columbia Management and was the Lead Portfolio Manager of its Portland-based small, small/mid and mid cap growth strategies. Prior to his tenure at Columbia Management, Mr. Korngiebel held positions in private equity and commercial real estate. Mr. Korngiebel holds a BA in Economics from Stanford University (1987) and an MBA, with a focus on finance, from the Wharton School at the University of Pennsylvania (1996). He is a member of the Portland Society of Financial Analysts.

There are no other changes in the portfolio management of the Small Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-756 (12/11)

SEI INSTITUTIONAL INVESTMENTS TRUST

U.S. Managed Volatility Fund

Supplement dated December 19, 2011
to the Class A Shares Prospectus dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the principal investment strategy and the principal risks of the U.S. Managed Volatility Fund.

Change in Principal Investment Strategy and Principal Risks for the U.S. Managed Volatility Fund

Under the heading "Principal Investment Strategies," in the Fund Summary for the U.S. Managed Volatility Fund, the first paragraph is hereby deleted and replaced with the following:

Under normal circumstances, the U.S. Managed Volatility Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of U.S. companies of all capitalization ranges. These securities may include common stocks, preferred stocks, ETFs and warrants. The Fund may also, to a lesser extent, invest in ADRs and securities of non-U.S. companies.

In addition, under the heading "Principal Risks," in the Fund Summary for the U.S. Managed Volatility Fund, the following paragraphs are hereby added in the appropriate alphabetical order thereof:

American Depositary Receipts (ADRs) Risk—ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Foreign Investment Risk—The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

In addition, under the sub-section "More Information About Principal Risks," under the section "More Information About Risks," the Fund is hereby added to the list of those Funds subject to "Foreign Investment/Emerging Markets" risk.

There are no other changes to the principal investment strategy or the principal risks for the U.S. Managed Volatility Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-762 (12/11)

SEI INSTITUTIONAL INVESTMENTS TRUST

Small Cap Fund
U.S. Managed Volatility Fund

Supplement dated December 19, 2011
to the Statement of Additional Information ("SAI") dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the investment objective of the U.S. Managed Volatility Fund as well as changes in the portfolio management of the Small Cap Fund.

Change in Investment Objective of the U.S. Managed Volatility Fund

Under the heading "U.S. Managed Volatility Fund," under the section entitled "Investment Objectives and Policies," the second paragraph is hereby deleted and replaced with the following:

Under normal circumstances, the U.S. Managed Volatility Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of U.S. companies of all capitalization ranges. These securities may include common stocks, preferred stocks, ETFs and warrants. The Fund may also, to a lesser extent, invest in ADRs and securities of non-U.S. companies.

There are no other changes in the investment objective of the U.S. Managed Volatility Fund.

Change in Sub-Advisers for the Small Cap Fund

Under the heading "The Sub-Advisers," under the section entitled "The Adviser and the Sub-Advisers," the following text is hereby added in the appropriate alphabetical order thereof:

TW ASSET MANAGEMENT LLC—TW Asset Management LLC ("TW") serves as a Sub-Adviser to a portion of the assets of the Small Cap Fund. TW, a Delaware limited liability company, was founded in 2006 and registered with the SEC in 2007. TW is an affiliate of Stifel Financial Corp. ("Stifel"), a public company traded on the New York Stock Exchange, and is 65% owned by Thomas Weisel Asset Management LLC ("TWAM") and 35% owned by employees. TWAM is a wholly owned subsidiary of Thomas Weisel Partners Group, Inc., which is in turn a wholly owned subsidiary of Stifel. No shareholder holds 25% or more of Stifel.

In addition, under the heading "Portfolio Management," under the section entitled "The Adviser and the Sub-Advisers," the following text is hereby added in the appropriate alphabetical order thereof.

TW

Compensation. SIMC pays TW a fee based on the assets under management of the Small Cap Fund as set forth in an investment sub-advisory agreement between TW and SIMC. TW pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap Fund. The following information relates to the period ended September 30, 2011.

All investment team members' incentives (portfolio manager, co-portfolio managers and analysts) are determined by their individual contributions to the performance of the firm's portfolio strategies and by the pre-tax total return of the strategy composites versus their relevant benchmarks and their peers over the current year and the previous three years.

The three portfolio strategies and their benchmarks are:

• TW Small Cap Growth Strategy: Russell 2000 Growth Index

• TW Small/Mid Cap Growth Strategy: Russell 2500 Growth Index

• TW Mid Cap Growth Strategy: Russell Mid Cap Growth Index

Ownership of Fund Shares. As of September 30, 2011, TW's portfolio manager did not beneficially own any shares of the Small Cap Fund.

Other Accounts. As of September 30, 2011, in addition to the Small Cap Fund, TW's portfolio manager was responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Kenneth. A. Korngiebel	1	$13.7	0	$0	48	$150.6

No account listed above is subject to a performance-based advisory fee.

Conflicts of Interest. TW's portfolio manager's management of other accounts may give rise to potential conflicts of interest in connection with his management of the Small Cap Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts might have similar investment objectives as the Small Cap Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Small Cap Fund. TW does not believe that these conflicts, if any, are material or, to the extent any such conflicts are material, TW believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of TW's portfolio manager's day-to-day management of the Small Cap Fund. Because of his position with the Small Cap Fund, the portfolio manager knows the size, timing and possible market impact of Small Cap Fund trades. It is theoretically possible that TW's portfolio manager could use this information to the advantage of other accounts he manages and to the possible detriment of the Small Cap Fund. However, TW has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of TW's portfolio manager's management of the Small Cap Fund and other accounts, which, in theory, may allow him to allocate investment opportunities in a way that favors other accounts over the Small Cap Fund. This conflict of interest may be exacerbated to the extent that TW or its portfolio manager receive, or expect to receive, greater compensation from TW's management of the other accounts than from the Small Cap Fund. Notwithstanding this theoretical conflict of interest, it is TW's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, TW has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while TW's portfolio manager may buy for other accounts securities that differ in identity or quantity from securities bought for the Small Cap Fund, such securities might not be suitable for the Small Cap Fund given its investment objectives and related restrictions.

There are no other changes in the portfolio management of the Small Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-757 (12/11)